ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Mar. 31, 2016
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

4.ALLOWANCE FOR DOUBTFUL ACCOUNTS

An analysis of the movement in the allowance for doubtful accounts for the years ended March 31, 2014, 2015 and 2016, is as follows:

	Thousands of Yen
	2014	2015	2016
Balance at beginning of year	¥—	¥—	¥25,374
Provision for doubtful accounts	—	26,431	59,358
Translation adjustment	—	(1,057)	(9,463)
Balance at end of year	¥—	¥25,374	¥75,269